Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Capital Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2014	$ 5,055	$ 1,157	$ 2,741	$ (334)	$ 817	$ 613	$ 61
Issuance of senior unsecured convertible bonds	0
Stock-based compensation expense	38		38	45	(45)
Comprehensive income (loss):
Net income (loss)	110				104		6
Other comprehensive income (loss), net of tax	(153)					(153)
Comprehensive income (loss)	(43)
Dividends to noncontrolling interest	(6)						(6)
Dividends	(351)				(351)
Ending Balance at Dec. 31, 2015	4,693	1,157	2,779	(289)	525	460	61
Issuance of senior unsecured convertible bonds	121
Stock-based compensation expense	39		39	47	(47)
Comprehensive income (loss):
Net income (loss)	170				165		5
Other comprehensive income (loss), net of tax	(88)					(89)	1
Comprehensive income (loss)	82
Dividends to noncontrolling interest	(6)						(6)
Dividends	(212)				(212)
Ending Balance at Dec. 31, 2016	4,596	1,157	2,818	(242)	431	371	61
Repurchase of common stock	(297)			(297)
Issuance of senior unsecured convertible bonds	242		242
Settlement of senior unsecured convertible bonds	(42)		(403)	361
Stock-based compensation expense	61		61	46	(46)
Comprehensive income (loss):
Net income (loss)	810				802		8
Other comprehensive income (loss), net of tax	317					317
Comprehensive income (loss)	1,127
Dividends to noncontrolling interest	(6)						(6)
Dividends	(214)				(214)
Ending Balance at Dec. 31, 2017	$ 5,467	$ 1,157	$ 2,718	$ (132)	$ 973	$ 688	$ 63